Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance percentage	100.00%	100.00%
Valuation allowance increase	$ 1,000,000.0
Operating loss carryforwards description		the Company had federal net operating loss carryforward of approximately $15,680 thousand of which approximately $1,163 thousand will begin to expire in 2037 for federal tax purposes, and approximately $14,517 thousand in federal net operating loss carryforward can be carried forward indefinitely. While these federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2017 to 80% of taxable income. As at December 31, 2025, the Company has state net operating loss carryforward of approximately $24,630 thousand that start expiring in 2026. In addition, the Company has foreign net operating loss carryforward of $2,104 thousand that start expiring in 2042.
Unrecognized tax benefits	$ 21,000	$ 22,000	$ 22,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward		15,680,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward		$ 24,630,000